Financial instruments - valuation (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments - classification
Schedule of financial assets and liabilities at fair value by valuation hierarchy

	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	33,482	721	34,203	—	39,550	225	39,775
Securities	19,563	5,371	21	24,955	21,535	7,599	81	29,215
Derivatives	—	105,222	917	106,139	—	165,441	1,082	166,523
Other financial assets	—		—
Loans	—	359	207	566	—	185	168	353
Securities	28,880	7,951	186	37,017	35,972	8,850	167	44,989
Total financial assets held at fair value	48,443	152,385	2,052	202,880	57,507	221,625	1,723	280,855
As % of total fair value assets	24%	75%	1%		20%	79%	1%

Liabilities
Trading liabilities
Deposits	—	38,658	2	38,660	—	44,062	7	44,069
Debt securities in issue	—	974	—	974	—	1,408	—	1,408
Short positions	20,507	4,456	1	24,964	19,045	7,734	—	26,779
Derivatives	—	100,229	606	100,835	—	159,818	887	160,705
Other financial liabilities	—		—
Debt securities in issue	—	1,103	—	1,103	—	1,607	—	1,607
Other deposits	—	568	—	568	—	796	—	796
Subordinated liabilities	—	703	—	703	—	793	—	793
Total financial liabilities held at fair value	20,507	146,691	609	167,807	19,045	216,218	894	236,157
As % of total fair value liabilities	12%	88%	0%		8%	92%	0%

(1)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred.
(2)

For an analysis of debt securities held at mandatory fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Risk and capital management – Credit risk.

Schedule of financial instruments valuation adjustments

	2021	2020
Adjustment	£m	£m
Funding – FVA	90	140
Credit – CVA	390	390
Bid – Offer	113	148
Product and deal specific	119	172
	712	850

Schedule of valuation techniques for unobservable inputs of level 3 financial instruments

				2021		2020
Financial instrument	Valuation technique	Unobservable inputs	Units	Low	High	Low	High
Trading assets and Other financial assets
Loans	Price-based	Price	%	—	106	—	105
	Discount cash flow	Credit spreads	bps	40	102	69	119
	Discount cash flow	Discount margin	bps	46	55	51	226

Debt securities	Price-based	Price	%	—	240	—	232

Equity Shares	Price-based	Price	GBP	—	30,378	—	27,737
	Price-based	Price	%	—	7	—	80
	Discount cash flow	Discount margin	%	6	8	7	9
	Net asset valuation	Net asset value	%	80	120	80	120

Derivative assets and liabilities
Credit derivatives	Credit derivative pricing	Credit spreads	bps	6	635	2	500
		Correlation	%	(15)	95	(50)	95
		Volatility	%	30	108	27	80
		Upfront points	%	—	100	—	100
		Recovery rate	%	—	60	10	40

Interest rate & FX	Option pricing	Correlation	%	(50)	100	(50)	100
derivatives		Volatility	%	17	77	17	60
		Constant Prepayment Rate	%	2	16	2	18
		Mean Reversion	%	—	92	—	92
		Basis volatility	bps	8	18	15	21
		Inflation volatility	%	1	2	1	2
		Inflation rate	%	2	3	1	2

Equity derivatives	Option pricing	Correlation	%	(53)	87	(53)	87

(1)	Valuation for private equity investments may be estimated by looking at past prices of similar stocks and from valuation statements where valuations are usually derived from earnings measures such as EBITDA or net asset value (NAV). Similarly, for equity or bond fund investments, prices may be estimated from valuation or credit statements using NAV or similar measures.
(2)	NatWest Group does not have any material liabilities measured at fair value that are issued with an inseparable third-party credit enhancement.

Schedule of financial instruments carried at fair value on the balance sheet by valuation sensitivities for level 3 balances

	2021			2020
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	721	10	(10)	225	10	—
Securities	21	—	—	81	—	—
Derivatives	917	60	(70)	1,082	80	(80)
Other financial assets
Loans	207	10	(10)	168	20	(10)
Securities	186	20	(20)	167	30	(20)
	2,052	100	(110)	1,723	140	(110)

Liabilities
Trading liabilities
Deposits	2	—	—	7	—	—
Debt securities in issue	—	—	—	—	—	—
Short positions	1	—	—	—	—	—
Derivatives	606	30	(30)	887	50	(40)
Other financial liabilities	—	—	—	—	—	—
	609	30	(30)	894	50	(40)

Schedule of movement in level 3 assets and liabilities

	2021				2020
	Trading	Other			Trading	Other
	assets	financial	Total	Total	assets	financial	Total	Total
	(2)	assets (3)	assets	liabilities	(2)	assets (3)	assets	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	1,388	335	1,723	894	2,233	321	2,554	1,317
Amounts recorded in the income statement (1)	(93)	(29)	(122)	(90)	127	(21)	106	(67)
Amounts recorded in the statement of comprehensive income	—	23	23	—	—	63	63	—
Level 3 transfers in	125	3	128	20	165	98	263	188
Level 3 transfers out	(104)	(6)	(109)	(168)	(139)	—	(139)	(368)
Purchases/originations (4)	965	452	1,416	305	441	327	768	127
Settlements/other decreases	(47)	(364)	(411)	(28)	(293)	(153)	(446)	(59)
Sales	(573)	(17)	(590)	(321)	(1,148)	(301)	(1,449)	(245)
Foreign exchange and other	(3)	(3)	(6)	(3)	2	1	3	1
At 31 December	1,658	394	2,052	609	1,388	335	1,723	894

Amounts recorded in the income statement in respect of balances held at year end - unrealised	(93)	(32)	(126)	(90)	129	(22)	107	(68)

(1)	There were £3 million net losses on trading assets and liabilities (2020 - £194 million net gain) recorded in income from trading activities. Net losses on other instruments of £29 million (2020 - £21 million net losses) were recorded in other operating income and interest income as appropriate.
(2)	Trading assets comprise assets held at fair value in trading portfolios.
(3)	Other financial assets comprise fair value through other comprehensive income, designated as at fair value through profit or loss and other fair value through profit or loss.
(4)	Movement in the period includes new loan originations classified as HTC&S under IFRS 9 and fair valued through other comprehensive income. 2021 purchases include a new leveraged finance loan of £450 million. As a result of its composition and illiquid nature, pricing is based on unobservable inputs and the judgment of valuation experts.

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

	Items where
	fair value
	approximates	Carrying		Fair value hierarchy level
	carrying value	value	Fair value	Level 1	Level 2	Level 3
2021	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	177.8	—	—	—	—	—
Settlement balances	2.1	—	—	—	—	—
Loans to banks	0.1	7.5	7.5	—	5.0	2.5
Loans to customers	—	359.0	354.1	—	28.0	326.1
Other financial assets - securities	—	8.6	8.6	4.4	0.7	3.5
2020
Financial assets
Cash and balances at central banks	124.5	—	—	—	—	—
Settlement balances	2.3	—	—	—	—	—
Loans to banks	0.1	6.9	6.9	—	3.8	3.1
Loans to customers	—	360.5	359.2	—	25.2	334.0
Other financial assets - securities	—	9.8	10.1	5.9	1.2	3.0
2021
Financial liabilities
Bank deposits	4.9	21.4	21.0	—	18.7	2.3
Customer deposits	442.4	37.4	37.6	—	18.1	19.5
Settlement balances	2.1	—	—	—
Other financial liabilities - debt securities in issue	—	47.7	48.6	—	41.4	7.2
Subordinated liabilities	—	7.7	8.3	—	8.2	0.1
Notes in circulation	3.0	—	—	—	—	—
2020
Financial liabilities
Bank deposits	4.4	16.2	16.2	—	11.3	4.9
Customer deposits	371.7	60.0	60.1	—	10.1	50.0
Settlement balances	5.5	—	—	—	—	—
Other financial liabilities - debt securities in issue	—	43.4	44.6	—	34.7	9.9
Subordinated liabilities	—	9.2	9.8	—	9.7	0.1
Notes in circulation	2.7	—	—	—	—	—